Investment Risks	Apr. 30, 2026
Protective Life Dynamic Allocation Series – Conservative Portfolio | Allocation Risk
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Allocation Risk. The Portfolio’s ability to achieve its investment objective depends largely upon the Portfolio’s allocation of assets among the underlying ETFs and short-duration investments, using the Allocation Adjustment Program (a quantitative- based process that allocates equity investments between market exposure and short-duration investments, based on historical market indicators). You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a range of different underlying ETFs and short-duration investments; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying ETF, it will be more sensitive to the risks associated with that underlying ETF and any investments in which that underlying ETF focuses. To the extent the Portfolio’s assets are allocated to short-duration investments, the Portfolio will be subject to risks associated with those investments, may generate returns that are lower than inflation and, in periods of rising market prices, the Portfolio may be unable to participate in such price increases as fully as it may have if its assets were allocated to the equity asset classes.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Investment Process Risk
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Investment Process Risk. No assurance can be given that the Portfolio’s investment strategy will be successful under all or any market conditions. Although the Allocation Adjustment Program is designed to achieve the Portfolio’s investment objective, there is no guarantee that it will achieve the desired results, and there is a risk that it may not be successful in identifying how the Portfolio’s assets should be adjusted to reduce the risk of loss in down markets while participating in the upside growth of markets. The Allocation Adjustment Program is a quantitative, model-driven (i.e., rules-based) investment strategy that may perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor, as well as changes in historical trends and market conditions. Historical performance does not indicate future performance, and the assumption that markets will continue to rise or fall based on historical market indicators may prove to be incorrect under certain market conditions. In such cases, implementing a signal from the Allocation Adjustment Program may result in maintaining or increasing market exposure (or a reduction in exposure), might not provide the intended results, and may adversely impact the Portfolio’s performance. The risk of loss may be heightened during periods of significant market volatility if the Allocation Adjustment Program is not designed to address the specific market conditions present at that time.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Fund of Funds Structure Risk
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Fund of Funds Structure Risk. The Portfolio pursues its investment objective by investing its assets in the underlying ETFs or short-duration investments. The allocation of the Portfolio’s assets to underlying ETFs may not be successful in achieving the Portfolio’s investment objective. There is a risk that you may experience lower returns by investing in the Portfolio instead of investing directly in an underlying ETF. The Portfolio’s returns are directly related to the aggregate performance and expenses of the underlying ETFs in which it invests. The Portfolio, as a shareholder in an underlying ETF, will indirectly bear its pro rata share of the expenses incurred by the underlying ETF. The Portfolio’s return will be net of these expenses, and these expenses may be higher or lower depending upon the allocation of the Portfolio’s assets among the underlying ETFs and the actual expenses of the underlying ETFs. There is additional risk for the Portfolio with respect to aggregation of holdings of underlying ETFs. The aggregation of holdings of underlying ETFs may result in the Portfolio indirectly having increased exposure to a particular industry, geographical sector, or single company. Such indirect exposure may have the effect of increasing the volatility of the Portfolio’s returns. The Portfolio does not control the investments of the underlying ETFs, or any indirect exposure that occurs as a result of the underlying ETFs following their investment objectives. Additionally, to the extent the Portfolio purchases shares of affiliated or non-affiliated money market funds, or cash management pooled investment vehicles, it would bear its pro rata portion of such fund’s expenses, in addition to the expenses the Portfolio bears directly in connection with its own operation.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Exchange-Traded Funds Risk
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Exchange-Traded Funds Risk. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Trading of an underlying ETF’s shares may be halted by the activation of individual or market- wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if (1) the shares are delisted from an exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Affiliated Underlying Fund Risk
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Affiliated Underlying Fund Risk. The Adviser may invest in certain underlying affiliated ETFs and money market funds (or unregistered cash management pooled investment vehicles that operate as money market funds) as investments for the Portfolio. The Adviser will generally receive fees for managing such funds, in addition to the fees paid to the Adviser by the Portfolio. The payment of such fees by underlying affiliated funds creates a conflict of interest when selecting underlying affiliated funds for investment in the Portfolio. The Adviser, however, is a fiduciary to the Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated funds. In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any of the underlying affiliated ETFs with respect to the Portfolio’s investment in such ETF, less certain asset-based operating fees and expenses.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Risks
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Risks of Holding Short-Duration Investments. To the extent the Portfolio’s assets are allocated to short-duration investments, the Portfolio may be subject to the following risks:

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Credit Quality Risk. The value of the securities which the Portfolio may hold may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Portfolio’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could result in a decline in the Portfolio’s income and potentially in the value of the Portfolio’s investments.

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Counterparty Risk. Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

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Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Portfolio to decline. In inflationary conditions, the Portfolio may be subject to a greater risk of rising interest rates as a result of government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Securities Lending Risk
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Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Portfolio Turnover Risk
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Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. Due to operation of the Allocation Adjustment Program, the Portfolio may experience higher portfolio turnover as the result of equity market volatility.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Market Risk
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Market Risk. The market price of investments owned by the Portfolio or an underlying ETF may go up or down. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Equity Securities Risk
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Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying ETF’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying ETF’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying ETF holds participate.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Passive Investment Risk
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Passive Investment Risk. Certain of the underlying ETFs are not actively managed and therefore an underlying ETF might not sell shares of a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the index or the selling of shares is otherwise required upon a rebalancing of the index the underlying ETF seeks to track. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying ETF’s return to be lower than if it had employed an active strategy.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Fixed-Income Securities Risk
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Fixed-Income Securities Risk. Certain of the underlying ETFs invest in a variety of fixed-income securities that are generally subject to the following risks:

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Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changes in interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

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Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

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Prepayment risk, which is the risk that, during periods of falling interest rates, certain fixed-income securities may be paid off quicker than originally anticipated, which may cause an underlying ETF to reinvest its assets in securities with lower yields, resulting in a decline in an underlying ETF’s income or return potential.

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Income risk, which is the risk that an underlying ETF’s income may decline when interest rates fall, or when there is a change in an underlying ETF’s investments because (i) the fixed-income securities in the underlying ETF’s portfolio mature and it subsequently invests in lower-yielding fixed-income securities, (ii) the fixed-income securities in the ETF’s underlying index are substituted, or (iii) the underlying ETF otherwise needs to purchase additional fixed-income securities.

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Extension risk, which is the risk that, during periods of rising interest rates, certain fixed-income securities may be paid off substantially slower than originally anticipated, and as a result, the value of those fixed-income securities may fall.

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Valuation risk, which is the risk that one or more of the fixed-income securities in which an underlying ETF invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.

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Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying ETF seeks to sell. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).

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Call risk, which is the risk that during periods of falling interest rates, an issuer of a callable fixed-income security held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the underlying ETF’s income.

Protective Life Dynamic Allocation Series – Conservative Portfolio | High-Yield Bonds Risk
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High-Yield Bonds Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the entity that issued the bond, which may adversely affect their value.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Derivatives Risk
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Derivatives Risk. Derivatives used by an underlying ETF, such as swaps, forwards, futures, and options, involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause an underlying ETF to be more volatile than if it had not used leverage. Because most derivatives are not currently eligible to be transferred in-kind, an underlying ETF may be subject to increased liquidity risk to the extent its derivative positions become less liquid. Derivatives entail the risk that the counterparty will default on its payment obligations. Derivatives used for hedging purposes may reduce or eliminate losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge. The risks associated with derivatives may be heightened when they are used to enhance an underlying ETF’s return rather than solely for hedging purposes. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Sovereign Debt Risk
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Sovereign Debt Risk. An underlying ETF may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Investments in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying ETF may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the underlying ETF invests in non-U.S. sovereign debt, it may be subject to currency risk.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Foreign Exposure Risk
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Foreign Exposure Risk. Foreign markets, including emerging markets, can be more volatile than the U.S. market. As a result, an underlying ETF’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying ETF to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying ETF has invested a significant amount of its assets may have a greater effect on an underlying ETF’s performance than it would in a more geographically diversified portfolio. To the extent that an underlying ETF invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. An underlying ETF’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Risk of Investing in Europe
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Risk of Investing in Europe. Certain underlying ETFs may have significant exposure to European markets. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

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Risk of Investing in the United Kingdom. Certain underlying ETFs may have significant exposure to the United Kingdom. Investments in British issuers may subject an underlying ETF to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Risk of Investing in Japan
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Risk of Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political, and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons, and tsunamis, which could negatively affect an underlying ETF’s investment.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Risk of Investing in Asia
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Risk of Investing in Asia. Investments in securities of issuers in certain Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political, and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Industry and Sector Risk.
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Industry and Sector Risk. To the extent that an underlying ETF’s investments are focused in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class, the underlying ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the underlying ETF’s investments more than the market as a whole.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Large-Capitalization Companies Risk
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Large-Capitalization Companies Risk. Certain underlying ETFs’ investments in securities issued by large-capitalization companies will be subject to the risk that returns on stocks of large companies could trail the returns on investments in stocks of small- and mid-sized companies. Large-cap stocks tend to go through cycles of doing better – or worse – than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Small- and Mid-Sized Companies Risk
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Small- and Mid-Sized Companies Risk. Certain underlying ETFs’ investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth.

Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on an underlying ETF’s returns, especially as market conditions change.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Mortgage- and Asset-Backed Securities Risk
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Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset- backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities. Investments in mortgage- and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Illiquid Investments Risk
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Illiquid Investments Risk. To the extent the Portfolio or underlying ETF invests in illiquid investments or investments that become less liquid, such investments may have a negative effect on the returns of the Portfolio or underlying ETF because the Portfolio or underlying ETF may be unable to sell the illiquid investments at an advantageous time or price.

Protective Life Dynamic Allocation Series – Conservative Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Protective Life Dynamic Allocation Series – Conservative Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Protective Life Dynamic Allocation Series - Moderate Portfolio | Allocation Risk
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Allocation Risk. The Portfolio’s ability to achieve its investment objective depends largely upon the Portfolio’s allocation of assets among the underlying ETFs and short-duration investments, using the Allocation Adjustment Program (a quantitative- based process that allocates equity investments between market exposure and short-duration investments, based on historical market indicators). You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a range of different underlying ETFs and short-duration investments; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying ETF, it will be more sensitive to the risks associated with that underlying ETF and any investments in which that underlying ETF focuses. To the extent the Portfolio’s assets are allocated to short-duration investments, the Portfolio will be subject to risks associated with those investments, may generate returns that are lower than inflation and, in periods of rising market prices, the Portfolio may be unable to participate in such price increases as fully as it may have if its assets were allocated to the equity asset classes.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Investment Process Risk
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Investment Process Risk. No assurance can be given that the Portfolio’s investment strategy will be successful under all or any market conditions. Although the Allocation Adjustment Program is designed to achieve the Portfolio’s investment objective, there is no guarantee that it will achieve the desired results, and there is a risk that it may not be successful in identifying how the Portfolio’s assets should be adjusted to reduce the risk of loss in down markets while participating in the upside growth of markets. The Allocation Adjustment Program is a quantitative, model-driven (i.e., rules-based) investment strategy that may perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor, as well as changes in historical trends and market conditions. Historical performance does not indicate future performance, and the assumption that markets will continue to rise or fall based on historical market indicators may prove to be incorrect under certain market conditions. In such cases, implementing a signal from the Allocation Adjustment Program may result in maintaining or increasing market exposure (or a reduction in exposure), might not provide the intended results, and may adversely impact the Portfolio’s performance. The risk of loss may be heightened during periods of significant market volatility if the Allocation Adjustment Program is not designed to address the specific market conditions present at that time.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Fund of Funds Structure Risk
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Fund of Funds Structure Risk. The Portfolio pursues its investment objective by investing its assets in the underlying ETFs or short-duration investments. The allocation of the Portfolio’s assets to underlying ETFs may not be successful in achieving the Portfolio’s investment objective. There is a risk that you may experience lower returns by investing in the Portfolio instead of investing directly in an underlying ETF. The Portfolio’s returns are directly related to the aggregate performance and expenses of the underlying ETFs in which it invests. The Portfolio, as a shareholder in an underlying ETF, will indirectly bear its pro rata share of the expenses incurred by the underlying ETF. The Portfolio’s return will be net of these expenses, and these expenses may be higher or lower depending upon the allocation of the Portfolio’s assets among the underlying ETFs and the actual expenses of the underlying ETFs. There is additional risk for the Portfolio with respect to aggregation of holdings of underlying ETFs. The aggregation of holdings of underlying ETFs may result in the Portfolio indirectly having increased exposure to a particular industry, geographical sector, or single company. Such indirect exposure may have the effect of increasing the volatility of the Portfolio’s returns. The Portfolio does not control the investments of the underlying ETFs, or any indirect exposure that occurs as a result of the underlying ETFs following their investment objectives. Additionally, to the extent the Portfolio purchases shares of affiliated or non-affiliated money market funds, or cash management pooled investment vehicles, it would bear its pro rata portion of such fund’s expenses, in addition to the expenses the Portfolio bears directly in connection with its own operation.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Exchange-Traded Funds Risk
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Exchange-Traded Funds Risk. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Trading of an underlying ETF’s shares may be halted by the activation of individual or market- wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if (1) the shares are delisted from an exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Affiliated Underlying Fund Risk
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Affiliated Underlying Fund Risk. The Adviser may invest in certain underlying affiliated ETFs and money market funds (or unregistered cash management pooled investment vehicles that operate as money market funds) as investments for the Portfolio. The Adviser will generally receive fees for managing such funds, in addition to the fees paid to the Adviser by the Portfolio. The payment of such fees by underlying affiliated funds creates a conflict of interest when selecting underlying affiliated funds for investment in the Portfolio. The Adviser, however, is a fiduciary to the Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated funds. In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any of the underlying affiliated ETFs with respect to the Portfolio’s investment in such ETF, less certain asset-based operating fees and expenses.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Risks
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Risks of Holding Short-Duration Investments. To the extent the Portfolio’s assets are allocated to short-duration investments, the Portfolio may be subject to the following risks:

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Credit Quality Risk. The value of the securities which the Portfolio may hold may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Portfolio’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could result in a decline in the Portfolio’s income and potentially in the value of the Portfolio’s investments.

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Counterparty Risk. Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

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Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Portfolio to decline. In inflationary conditions, the Portfolio may be subject to a greater risk of rising interest rates as a result of government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. Due to operation of the Allocation Adjustment Program, the Portfolio may experience higher portfolio turnover as the result of equity market volatility.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of investments owned by the Portfolio or an underlying ETF may go up or down. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying ETF’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying ETF’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying ETF holds participate.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. Certain of the underlying ETFs are not actively managed and therefore an underlying ETF might not sell shares of a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the index or the selling of shares is otherwise required upon a rebalancing of the index the underlying ETF seeks to track. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying ETF’s return to be lower than if it had employed an active strategy.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Fixed-Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. Certain of the underlying ETFs invest in a variety of fixed-income securities that are generally subject to the following risks:

●

Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changes in interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

●

Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

●

Prepayment risk, which is the risk that, during periods of falling interest rates, certain fixed-income securities may be paid off quicker than originally anticipated, which may cause an underlying ETF to reinvest its assets in securities with lower yields, resulting in a decline in an underlying ETF’s income or return potential.

●

Income risk, which is the risk that an underlying ETF’s income may decline when interest rates fall, or when there is a change in an underlying ETF’s investments because (i) the fixed-income securities in the underlying ETF’s portfolio mature and it subsequently invests in lower-yielding fixed-income securities, (ii) the fixed-income securities in the ETF’s underlying index are substituted, or (iii) the underlying ETF otherwise needs to purchase additional fixed-income securities.

●

Extension risk, which is the risk that, during periods of rising interest rates, certain fixed-income securities may be paid off substantially slower than originally anticipated, and as a result, the value of those fixed-income securities may fall.

●

Valuation risk, which is the risk that one or more of the fixed-income securities in which an underlying ETF invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.

●

Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying ETF seeks to sell. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).

●

Call risk, which is the risk that during periods of falling interest rates, an issuer of a callable fixed-income security held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the underlying ETF’s income.

Protective Life Dynamic Allocation Series - Moderate Portfolio | High-Yield Bonds Risk
Prospectus [Line Items]
Risk [Text Block]

High-Yield Bonds Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the entity that issued the bond, which may adversely affect their value.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives used by an underlying ETF, such as swaps, forwards, futures, and options, involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause an underlying ETF to be more volatile than if it had not used leverage. Because most derivatives are not currently eligible to be transferred in-kind, an underlying ETF may be subject to increased liquidity risk to the extent its derivative positions become less liquid. Derivatives entail the risk that the counterparty will default on its payment obligations. Derivatives used for hedging purposes may reduce or eliminate losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge. The risks associated with derivatives may be heightened when they are used to enhance an underlying ETF’s return rather than solely for hedging purposes. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. An underlying ETF may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Investments in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying ETF may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the underlying ETF invests in non-U.S. sovereign debt, it may be subject to currency risk.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Foreign Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Exposure Risk. Foreign markets, including emerging markets, can be more volatile than the U.S. market. As a result, an underlying ETF’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying ETF to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying ETF has invested a significant amount of its assets may have a greater effect on an underlying ETF’s performance than it would in a more geographically diversified portfolio. To the extent that an underlying ETF invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. An underlying ETF’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Risk of Investing in Europe
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Europe. Certain underlying ETFs may have significant exposure to European markets. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

●

Risk of Investing in the United Kingdom. Certain underlying ETFs may have significant exposure to the United Kingdom. Investments in British issuers may subject an underlying ETF to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Risk of Investing in Japan
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political, and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons, and tsunamis, which could negatively affect an underlying ETF’s investment.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Risk of Investing in Asia
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Asia. Investments in securities of issuers in certain Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political, and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Industry and Sector Risk.
Prospectus [Line Items]
Risk [Text Block]

Industry and Sector Risk. To the extent that an underlying ETF’s investments are focused in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class, the underlying ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the underlying ETF’s investments more than the market as a whole.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Large-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Companies Risk. Certain underlying ETFs’ investments in securities issued by large-capitalization companies will be subject to the risk that returns on stocks of large companies could trail the returns on investments in stocks of small- and mid-sized companies. Large-cap stocks tend to go through cycles of doing better – or worse – than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Small- and Mid-Sized Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Sized Companies Risk. Certain underlying ETFs’ investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth.

Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on an underlying ETF’s returns, especially as market conditions change.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Mortgage- and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities. Investments in mortgage- and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk. To the extent the Portfolio or underlying ETF invests in illiquid investments or investments that become less liquid, such investments may have a negative effect on the returns of the Portfolio or underlying ETF because the Portfolio or underlying ETF may be unable to sell the illiquid investments at an advantageous time or price.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Protective Life Dynamic Allocation Series - Moderate Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Protective Life Dynamic Allocation Series - Growth Portfolio | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends largely upon the Portfolio’s allocation of assets among the underlying ETFs and short-duration investments, using the Allocation Adjustment Program (a quantitative- based process that allocates equity investments between market exposure and short-duration investments, based on historical market indicators). You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a range of different underlying ETFs and short-duration investments; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying ETF, it will be more sensitive to the risks associated with that underlying ETF and any investments in which that underlying ETF focuses. To the extent the Portfolio’s assets are allocated to short-duration investments, the Portfolio will be subject to risks associated with those investments, may generate returns that are lower than inflation and, in periods of rising market prices, the Portfolio may be unable to participate in such price increases as fully as it may have if its assets were allocated to the equity asset classes.

Protective Life Dynamic Allocation Series - Growth Portfolio | Investment Process Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Process Risk. No assurance can be given that the Portfolio’s investment strategy will be successful under all or any market conditions. Although the Allocation Adjustment Program is designed to achieve the Portfolio’s investment objective, there is no guarantee that it will achieve the desired results, and there is a risk that it may not be successful in identifying how the Portfolio’s assets should be adjusted to reduce the risk of loss in down markets while participating in the upside growth of markets. The Allocation Adjustment Program is a quantitative, model-driven (i.e., rules-based) investment strategy that may perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor, as well as changes in historical trends and market conditions. Historical performance does not indicate future performance, and the assumption that markets will continue to rise or fall based on historical market indicators may prove to be incorrect under certain market conditions. In such cases, implementing a signal from the Allocation Adjustment Program may result in maintaining or increasing market exposure (or a reduction in exposure), might not provide the intended results, and may adversely impact the Portfolio’s performance. The risk of loss may be heightened during periods of significant market volatility if the Allocation Adjustment Program is not designed to address the specific market conditions present at that time.

Protective Life Dynamic Allocation Series - Growth Portfolio | Fund of Funds Structure Risk
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Structure Risk. The Portfolio pursues its investment objective by investing its assets in the underlying ETFs or short-duration investments. The allocation of the Portfolio’s assets to underlying ETFs may not be successful in achieving the Portfolio’s investment objective. There is a risk that you may experience lower returns by investing in the Portfolio instead of investing directly in an underlying ETF. The Portfolio’s returns are directly related to the aggregate performance and expenses of the underlying ETFs in which it invests. The Portfolio, as a shareholder in an underlying ETF, will indirectly bear its pro rata share of the expenses incurred by the underlying ETF. The Portfolio’s return will be net of these expenses, and these expenses may be higher or lower depending upon the allocation of the Portfolio’s assets among the underlying ETFs and the actual expenses of the underlying ETFs. There is additional risk for the Portfolio with respect to aggregation of holdings of underlying ETFs. The aggregation of holdings of underlying ETFs may result in the Portfolio indirectly having increased exposure to a particular industry, geographical sector, or single company. Such indirect exposure may have the effect of increasing the volatility of the Portfolio’s returns. The Portfolio does not control the investments of the underlying ETFs, or any indirect exposure that occurs as a result of the underlying ETFs following their investment objectives. Additionally, to the extent the Portfolio purchases shares of affiliated or non-affiliated money market funds, or cash management pooled investment vehicles, it would bear its pro rata portion of such fund’s expenses, in addition to the expenses the Portfolio bears directly in connection with its own operation.

Protective Life Dynamic Allocation Series - Growth Portfolio | Exchange-Traded Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Trading of an underlying ETF’s shares may be halted by the activation of individual or market- wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if (1) the shares are delisted from an exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Protective Life Dynamic Allocation Series - Growth Portfolio | Affiliated Underlying Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Affiliated Underlying Fund Risk. The Adviser may invest in certain underlying affiliated ETFs and money market funds (or unregistered cash management pooled investment vehicles that operate as money market funds) as investments for the Portfolio. The Adviser will generally receive fees for managing such funds, in addition to the fees paid to the Adviser by the Portfolio. The payment of such fees by underlying affiliated funds creates a conflict of interest when selecting underlying affiliated funds for investment in the Portfolio. The Adviser, however, is a fiduciary to the Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated funds. In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any of the underlying affiliated ETFs with respect to the Portfolio’s investment in such ETF, less certain asset-based operating fees and expenses.

Protective Life Dynamic Allocation Series - Growth Portfolio | Risks
Prospectus [Line Items]
Risk [Text Block]

Risks of Holding Short-Duration Investments. To the extent the Portfolio’s assets are allocated to short-duration investments, the Portfolio may be subject to the following risks:

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Credit Quality Risk. The value of the securities which the Portfolio may hold may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Portfolio’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could result in a decline in the Portfolio’s income and potentially in the value of the Portfolio’s investments.

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Counterparty Risk. Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

●

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Portfolio to decline. In inflationary conditions, the Portfolio may be subject to a greater risk of rising interest rates as a result of government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.

Protective Life Dynamic Allocation Series - Growth Portfolio | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Protective Life Dynamic Allocation Series - Growth Portfolio | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. Due to operation of the Allocation Adjustment Program, the Portfolio may experience higher portfolio turnover as the result of equity market volatility.

Protective Life Dynamic Allocation Series - Growth Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of investments owned by the Portfolio or an underlying ETF may go up or down. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Protective Life Dynamic Allocation Series - Growth Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying ETF’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying ETF’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying ETF holds participate.

Protective Life Dynamic Allocation Series - Growth Portfolio | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. Certain of the underlying ETFs are not actively managed and therefore an underlying ETF might not sell shares of a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the index or the selling of shares is otherwise required upon a rebalancing of the index the underlying ETF seeks to track. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying ETF’s return to be lower than if it had employed an active strategy.

Protective Life Dynamic Allocation Series - Growth Portfolio | Fixed-Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. Certain of the underlying ETFs invest in a variety of fixed-income securities that are generally subject to the following risks:

●

Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changes in interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

●

Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

●

Prepayment risk, which is the risk that, during periods of falling interest rates, certain fixed-income securities may be paid off quicker than originally anticipated, which may cause an underlying ETF to reinvest its assets in securities with lower yields, resulting in a decline in an underlying ETF’s income or return potential.

●

Income risk, which is the risk that an underlying ETF’s income may decline when interest rates fall, or when there is a change in an underlying ETF’s investments because (i) the fixed-income securities in the underlying ETF’s portfolio mature and it subsequently invests in lower-yielding fixed-income securities, (ii) the fixed-income securities in the ETF’s underlying index are substituted, or (iii) the underlying ETF otherwise needs to purchase additional fixed-income securities.

●

Extension risk, which is the risk that, during periods of rising interest rates, certain fixed-income securities may be paid off substantially slower than originally anticipated, and as a result, the value of those fixed-income securities may fall.

●

Valuation risk, which is the risk that one or more of the fixed-income securities in which an underlying ETF invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.

●

Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying ETF seeks to sell. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).

●

Call risk, which is the risk that during periods of falling interest rates, an issuer of a callable fixed-income security held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the underlying ETF’s income.

Protective Life Dynamic Allocation Series - Growth Portfolio | High-Yield Bonds Risk
Prospectus [Line Items]
Risk [Text Block]

High-Yield Bonds Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the entity that issued the bond, which may adversely affect their value.

Protective Life Dynamic Allocation Series - Growth Portfolio | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives used by an underlying ETF, such as swaps, forwards, futures, and options, involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause an underlying ETF to be more volatile than if it had not used leverage. Because most derivatives are not currently eligible to be transferred in-kind, an underlying ETF may be subject to increased liquidity risk to the extent its derivative positions become less liquid. Derivatives entail the risk that the counterparty will default on its payment obligations. Derivatives used for hedging purposes may reduce or eliminate losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge. The risks associated with derivatives may be heightened when they are used to enhance an underlying ETF’s return rather than solely for hedging purposes. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Protective Life Dynamic Allocation Series - Growth Portfolio | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. An underlying ETF may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Investments in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying ETF may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the underlying ETF invests in non-U.S. sovereign debt, it may be subject to currency risk.

Protective Life Dynamic Allocation Series - Growth Portfolio | Foreign Exposure Risk
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Foreign Exposure Risk. Foreign markets, including emerging markets, can be more volatile than the U.S. market. As a result, an underlying ETF’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying ETF to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying ETF has invested a significant amount of its assets may have a greater effect on an underlying ETF’s performance than it would in a more geographically diversified portfolio. To the extent that an underlying ETF invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. An underlying ETF’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Protective Life Dynamic Allocation Series - Growth Portfolio | Risk of Investing in Europe
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Risk of Investing in Europe. Certain underlying ETFs may have significant exposure to European markets. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

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Risk of Investing in the United Kingdom. Certain underlying ETFs may have significant exposure to the United Kingdom. Investments in British issuers may subject an underlying ETF to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries.

Protective Life Dynamic Allocation Series - Growth Portfolio | Risk of Investing in Japan
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Risk of Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political, and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons, and tsunamis, which could negatively affect an underlying ETF’s investment.

Protective Life Dynamic Allocation Series - Growth Portfolio | Risk of Investing in Asia
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Risk of Investing in Asia. Investments in securities of issuers in certain Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political, and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Protective Life Dynamic Allocation Series - Growth Portfolio | Industry and Sector Risk.
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Industry and Sector Risk. To the extent that an underlying ETF’s investments are focused in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class, the underlying ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the underlying ETF’s investments more than the market as a whole.

Protective Life Dynamic Allocation Series - Growth Portfolio | Large-Capitalization Companies Risk
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Large-Capitalization Companies Risk. Certain underlying ETFs’ investments in securities issued by large-capitalization companies will be subject to the risk that returns on stocks of large companies could trail the returns on investments in stocks of small- and mid-sized companies. Large-cap stocks tend to go through cycles of doing better – or worse – than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Protective Life Dynamic Allocation Series - Growth Portfolio | Small- and Mid-Sized Companies Risk
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Small- and Mid-Sized Companies Risk. Certain underlying ETFs’ investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on an underlying ETF’s returns, especially as market conditions change.

Protective Life Dynamic Allocation Series - Growth Portfolio | Mortgage- and Asset-Backed Securities Risk
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Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities. Investments in mortgage- and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.

Protective Life Dynamic Allocation Series - Growth Portfolio | Illiquid Investments Risk
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Illiquid Investments Risk. To the extent the Portfolio or underlying ETF invests in illiquid investments or investments that become less liquid, such investments may have a negative effect on the returns of the Portfolio or underlying ETF because the Portfolio or underlying ETF may be unable to sell the illiquid investments at an advantageous time or price.

Protective Life Dynamic Allocation Series - Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Protective Life Dynamic Allocation Series - Growth Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.